Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Revenues:
Construction revenues	$ 51,841,103		$ 7,304,953
Transmitter design and installation	10,207,047		12,613,381
Service fees - power generation plant	7,791,874		6,264,769
Service fees - related party	826		1,224
Gross revenues	69,840,850		26,184,327
Costs and expenses:
Construction costs	47,982,824		6,040,975
Transmitter design and installation cost	7,373,347		9,831,444
Operation and maintenance costs - power generation plant	5,018,011		3,129,482
Cost of revenues	60,374,182		19,001,901
Gross profit	9,466,668		7,182,426
Operating expenses:
Salaries and employee benefits	7,265,885		5,947,079
Building rental and occupancy expense	682,342		401,895
Occupancy - related party	103,724		101,754
Impairment of long-lived assets	1,698,899		0
General and administrative	2,645,507		3,947,612
Total operating expenses	12,396,357		10,398,340
Operating (loss)	(2,929,689)		(3,215,914)
Other income (expense):
Interest (expense)/income, net	(172,823)		(242,585)
Interest expense - related party	(133,319)		(92,036)
Foreign currency exchange (loss)	(50,742)		(188,436)
Other (loss)/income, net	92,733		(142,298)
Gain on sale of fixed assets	14,232		13,788
Total other expense	(249,919)		(651,567)
Consolidated (loss) before income taxes	(3,179,608)		(3,867,481)
Income tax benefit / (expense)	5,787,400		(587,665)
Consolidated net income/(Loss)	2,607,792		(4,455,146)
Less: Net income/(loss) attributable to noncontrolling interest	658,317		(591,773)
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	1,949,475		(3,863,373)
Less: Preferred stock dividends	126,497		38,324
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc, and subsidiaries	1,822,978		(3,901,697)
Basic net income/(loss) per share attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	$ 0.19		$ (0.42)
Weighted average shares outstanding - basic	9,403,697		9,384,127
Diluted net income/(loss) per share attributable to the stockholders of Pernix Group, Inc.	$ 0.21		$ (0.41)
Weighted average shares outstanding - diluted	9,429,647		9,384,127
Pro Forma Adjustments [Member]
Revenues:
Construction revenues	0	[1]	0	[1]
Transmitter design and installation	10,207,047	[1]	12,613,381	[1]
Service fees - power generation plant	0	[1]	0	[1]
Service fees - related party	0	[1]	0	[1]
Gross revenues	10,207,047	[1]	12,613,381	[1]
Costs and expenses:
Construction costs	0	[1]	0	[1]
Transmitter design and installation cost	7,373,347	[1]	9,831,444	[1]
Operation and maintenance costs - power generation plant	0	[1]	0	[1]
Cost of revenues	7,373,347	[1]	9,831,444	[1]
Gross profit	2,833,700	[1]	2,781,937	[1]
Operating expenses:
Salaries and employee benefits	4,775,245	[1]	3,891,830	[1]
Building rental and occupancy expense	596,582	[1]	363,797	[1]
Occupancy - related party	0	[1]	0	[1]
Impairment of long-lived assets	1,698,899	[1]	0	[1]
General and administrative	(55,373)	[1]	1,239,854	[1]
Total operating expenses	7,015,353	[1]	5,495,481	[1]
Operating (loss)	(4,181,653)	[1]	(2,713,544)	[1]
Other income (expense):
Interest (expense)/income, net	(172,965)	[1]	(265,822)	[1]
Interest expense - related party	(16,910)	[1]	0	[1],[2]
Foreign currency exchange (loss)	0	[1]	0	[1]
Other (loss)/income, net	(55,648)	[1]	(191,216)	[1]
Gain on sale of fixed assets	0	[1]	0	[1]
Total other expense	(245,523)	[1]	(457,038)	[1]
Consolidated (loss) before income taxes	(4,427,176)	[1]	(3,170,582)	[1]
Income tax benefit / (expense)	425,335	[1]	(68,931)	[1]
Consolidated net income/(Loss)	(4,001,841)	[1]	(3,239,513)	[1]
Less: Net income/(loss) attributable to noncontrolling interest	(384,163)	[1]	(583,112)	[1]
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	(3,617,678)	[1]	(2,656,401)	[1]
Less: Preferred stock dividends	71,251	[1],[2]	17,935	[1],[2]
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc, and subsidiaries	(3,688,929)	[1]	(2,674,336)	[1]
Basic net income/(loss) per share attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	$ (0.39)	[1]	$ (0.28)	[1]
Weighted average shares outstanding - basic	9,384,127	[1]	9,384,127	[1]
Diluted net income/(loss) per share attributable to the stockholders of Pernix Group, Inc.	$ (0.39)	[1]	$ (0.28)	[1]
Weighted average shares outstanding - diluted	9,395,460	[1]	9,384,127	[1]
Pro Forma [Member]
Revenues:
Construction revenues	51,841,103		7,304,953
Transmitter design and installation	0		0
Service fees - power generation plant	7,791,874		6,264,769
Service fees - related party	826		1,224
Gross revenues	59,633,803		13,570,946
Costs and expenses:
Construction costs	47,982,824		6,040,975
Transmitter design and installation cost	0		0
Operation and maintenance costs - power generation plant	5,018,011		3,129,482
Cost of revenues	53,000,835		9,170,457
Gross profit	6,632,968		4,400,489
Operating expenses:
Salaries and employee benefits	2,490,640		2,055,249
Building rental and occupancy expense	85,760		38,098
Occupancy - related party	103,724		101,754
Impairment of long-lived assets	0		0
General and administrative	2,700,880		2,707,758
Total operating expenses	5,381,004		4,902,859
Operating (loss)	1,251,964		(502,370)
Other income (expense):
Interest (expense)/income, net	142		23,237
Interest expense - related party	(116,409)		(92,036)
Foreign currency exchange (loss)	(50,742)		(188,436)
Other (loss)/income, net	148,381		48,918
Gain on sale of fixed assets	14,232		13,788
Total other expense	(4,396)		(194,529)
Consolidated (loss) before income taxes	1,247,568		(696,899)
Income tax benefit / (expense)	5,362,065		(518,734)
Consolidated net income/(Loss)	6,609,633		(1,215,633)
Less: Net income/(loss) attributable to noncontrolling interest	1,042,480		(8,661)
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	5,567,153		(1,206,972)
Less: Preferred stock dividends	55,246		20,389
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc, and subsidiaries	$ 5,511,907		$ (1,227,361)
Basic net income/(loss) per share attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	$ 0.59		$ (0.13)
Weighted average shares outstanding - basic	9,384,127		9,384,127
Diluted net income/(loss) per share attributable to the stockholders of Pernix Group, Inc.	$ 0.59		$ (0.13)
Weighted average shares outstanding - diluted	9,395,460		9,384,127

[1]	To reflect the removal of the operating results of TransRadio segment as if the transaction occurred on January 1, 2010.
[2]	To reflect the removal of the preferred dividends expense on Series B Preferred Shares repurchased on April 2, 2012, after the TransRadio sale.